FEDERATED INTERNATIONAL SERIES, INC.

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000

                                   January 31, 2002


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED INTERNATIONAL SERIES, INC. (the "Registrant")
            Federated International Equity Fund
            Federated International Bond Fund (the "Funds")
           1933 Act File No. 2-91776
           1940 Act File No. 811-3984

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2002, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Funds. This Registration Statement was electronically filed 485(b) as Post-Effective Amendment No. 39 on January 28, 2002.

     If you have any questions regarding this certification, please contact me at (412) 288-1412.

                                                Very truly yours,



                                                /s/ G. Andrew Bonnewell
                                                G. Andrew Bonnewell
                                                Assistant Secretary